Offerings	Sep. 15, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 34,500,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,764.45
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. Includes the offering price attributable to additional common stock that the underwriter has the option to purchase to cover over-allotments, if any.
(2)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional common stock as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions.
(3)	Calculated pursuant to Rule 457(o) under the Securities Act, based on an estimate of the proposed maximum aggregate offering price.
(4)	No fee required pursuant to Rule 457(g) under the Securities Act.
(5)	Represents common stock underlying warrants issuable to the representative to purchase a number of common stock equal to 3% of the total number of common stock sold in this offering at an exercise price equal to 125% of the public offering price of the common stock sold in this offering.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Warrants
Amount of Registration Fee	$ (0)
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. Includes the offering price attributable to additional common stock that the underwriter has the option to purchase to cover over-allotments, if any.
(2)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional common stock as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions.
(3)	Calculated pursuant to Rule 457(o) under the Securities Act, based on an estimate of the proposed maximum aggregate offering price.
(4)	No fee required pursuant to Rule 457(g) under the Securities Act.
(5)	Represents common stock underlying warrants issuable to the representative to purchase a number of common stock equal to 3% of the total number of common stock sold in this offering at an exercise price equal to 125% of the public offering price of the common stock sold in this offering.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock Underlying
Maximum Aggregate Offering Price	$ 1,293,750.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 178.67
Offering Note

(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. Includes the offering price attributable to additional common stock that the underwriter has the option to purchase to cover over-allotments, if any.
(2)	Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional common stock as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions.
(3)	Calculated pursuant to Rule 457(o) under the Securities Act, based on an estimate of the proposed maximum aggregate offering price.
(4)	No fee required pursuant to Rule 457(g) under the Securities Act.
(5)	Represents common stock underlying warrants issuable to the representative to purchase a number of common stock equal to 3% of the total number of common stock sold in this offering at an exercise price equal to 125% of the public offering price of the common stock sold in this offering.